Treasury Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Statement [Line Items]
Stock repurchase program, Number of shares authorized, Value | $			$ 1,000		$ 1,000
Stock repurchase program, Number of shares repurchased	110,000,000	110,000,000
Stock repurchase program, Number of shares repurchased, Value	$ 877			¥ 83,000		¥ 5,560,000
Ordinary shares [member]
Statement [Line Items]
Stock repurchase program, Number of shares repurchased	55,000,000	55,000,000	1,400,000	1,400,000	54,000,000	54,000,000
Treasury shares [member]
Statement [Line Items]
Exercise of share-based payment, Shares	325,202	325,202	3,223,040	3,223,040	2,219,927	2,219,927
Par value per share | $ / shares	$ 0.00001		$ 0.00001		$ 0.00001
Treasury shares issued under share based payment | ¥		¥ 23		¥ 224		¥ 143